Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Common stock subject to possible redemption	29,570,420	26,675,623
Common stock subject to possible redemption, price per share (in Dollars per share)	$ 10	$ 10
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued	5,429,580	8,324,377
Common stock, shares outstanding	5,429,580	8,324,377
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,750,000	8,750,000
Common stock, shares outstanding	8,750,000	8,750,000
As Restated
Preferred stock par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
As Restated | Class A Common Stock
Common stock subject to possible redemption		26,675,623
Common stock subject to possible redemption, price per share (in Dollars per share)		$ 10
Common stock par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		380,000,000
Common stock, shares issued		8,324,377
Common stock, shares outstanding		8,324,377
As Restated | Class B Common Stock
Common stock par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		20,000,000
Common stock, shares issued		8,750,000
Common stock, shares outstanding		8,750,000